OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure For Other Liabilities [Abstract]
Partners and commercial managements	$ 1,200	$ 1,400
Accrued operating expenses	9,100	8,500
Accrued interest	4,600	5,200
Wages and social expenses	16,100	16,300
Derivative financial instruments	3,400	0
Payables to joint ventures	100	100
Other	2,000	2,300
Balance as of 31 December	$ 36,503	$ 33,822